March 1, 2007

Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Attention:	Document Control - EDGAR

Subject:	Annual Report of Anheuser-Busch Companies, Inc. for 2006
on Form 10-K, File number 1-7823

Gentleman and Mesdames:

Enclosed herewith for filing under the Securities and Exchange Act of 1934 is the Company’s Report on Form 10-K for the year ended December 31, 2006.

The financial statements in the Anheuser-Busch Companies, Inc. 2006 Annual Report to shareholders (filed as Exhibit 13 of this Form 10-K) do not reflect any changes from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices, except as follows:

•	In the first quarter 2006, the company adopted FAS 123R, “Share-Based Payment.”

•	As of December 31, 2006, the company adopted FAS 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.”

If you have any questions or comments concerning this filing, please call me collect at the following number: (314) 577-2454.

Sincerely,

/s/ Laura H. Reeves

Laura H. Reeves
Assistant Secretary
Anheuser-Busch Companies, Inc.